Equity - Additional Information (Details) - USD ($)				1 Months Ended		9 Months Ended
	Feb. 11, 2021	Feb. 11, 2021	Jun. 11, 2019	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 03, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Common stock, shares outstanding				8,952,000	8,952,000	10,069,600	11,765,012
Period after business combination when warrants become exercisable						30 days
Period after offering when warrants become exercisable						12 days
Warrants exercisable expiration period after completion of business combination						5 years
Redemption price per warrant						$ 0.01
Minimum period of prior written notice of redemption of warrants						30 days
Minimum price per share required for redemption of warrants						$ 18.00
Common units issued				100	100
Common units outstanding				100	100
Successor
Class Of Stock [Line Items]
Common units issued				100	100	100
Common units outstanding				100	100	100
Class A Units
Class Of Stock [Line Items]
Common units issued									900	900	900
Common units outstanding									900	900	900
Class B Units
Class Of Stock [Line Items]
Common units issued			100
GigCapital4, Inc
Class Of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, shares issued				8,952,000	8,952,000	10,069,600
Common stock, shares outstanding				8,952,000	8,952,000	10,069,600
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Exercise price of warrants	$ 11.50	$ 11.50
Period after business combination when warrants become exercisable		30 days
Warrants exercisable expiration period after completion of business combination	5 years
Period allotted to complete the business combination	24 months
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days
Number of shares forfeited				1,170,000	1,170,000
Non-Employee Consultants | Restricted Stock | GigCapital4, Inc
Class Of Stock [Line Items]
Number of shares subject to forfeiture						18,000
Minimum | Class B Units
Class Of Stock [Line Items]
Amount for eligibility of capital transactions proceeds			$ 50,000,000
Common Stock | GigCapital4, Inc
Class Of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000	100,000,000
Common stock, voting rights per share				Holders of the Company’s common stock are entitled to one vote for each share of common stock.		Holders of the Company’s Common Stock are entitled to one vote for each share of Common Stock.
Common stock, shares issued				8,952,000	8,952,000	10,069,600
Common stock, shares outstanding				8,952,000	8,952,000			0
Temporary Equity, Shares Outstanding						35,880,000
Common Stock | Maximum | GigCapital4, Inc
Class Of Stock [Line Items]
Exercise price of warrants						$ 9.20
Preferred Stock | GigCapital4, Inc
Class Of Stock [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued				0	0	0
Preferred stock, shares outstanding				0	0	0
Warrants | GigCapital4, Inc
Class Of Stock [Line Items]
Exercise price of warrants						$ 11.50
Percentage of warrants exercise price						115.00%
Period after business combination when warrants become exercisable				30 days		30 days
Period after offering when warrants become exercisable				12 months		12 months
Warrants exercisable expiration period after completion of business combination				5 years		5 years
Period allotted to complete the business combination				24 days		24 months
Net cash settlement value of warrants				$ 0		$ 0
Redemption price per warrant				$ 0.01	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants				30 days		30 days
Minimum price per share required for redemption of warrants	$ 18.00			$ 18.00		$ 18.00
Warrants redemption covenant, threshold trading days				20 days		20 days
Warrants redemption covenant, threshold consecutive trading days				30 days		30 days
Warrants or rights outstanding						12,326,478
Warrants | Minimum | GigCapital4, Inc
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances						65.00%
Warrants | Maximum | GigCapital4, Inc
Class Of Stock [Line Items]
Exercise price of warrants						$ 9.20